Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrual of capital expenditures under long-term financing (Note 28)	₱ 2,965	₱ 5,580
Total provision for asset retirement obligations	1,656	1,630	₱ 1,582
Noncurrent portion of contract liabilities and unearned revenues	532	324
Others	131	168
Deferred credits and non other liabilities	₱ 5,284	₱ 7,702